Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Valuation Assumptions of Stock Options	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Assumptions of Stock Options [Abstract]
Weighted-average volatility	212.80%	197.60%	105.50%	105.50%
Expected dividends	0.00%	0.00%
Expected life	4 years 6 months	4 years 73 days	2 years	2 years 328 days
Weighted-average risk-free interest rate	1.50%	1.30%	0.30%	0.25%